Provisions - Sensitivities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.00%	1.00%
1% Increase	$ (1,594)	$ (1,497)
1% Decrease	$ 2,131	$ 2,113